Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of quarterly financial data
Interest income	$ 5,153	$ 5,148	$ 5,151	$ 5,132	$ 5,111	$ 4,958	$ 5,003	$ 4,946	$ 20,584	$ 20,018	$ 20,390
Net interest income	4,470	4,426	4,397	4,313	4,212	4,098	4,096	3,934	17,606	16,340	15,570
Net income	$ 1,120	$ 1,231	$ 1,141	$ 1,055	$ 820	$ 998	$ 973	$ 896	$ 4,547	$ 3,687	$ 3,496
Basic earnings per share	$ 0.41	$ 0.45	$ 0.41	$ 0.39	$ 0.30	$ 0.37	$ 0.35	$ 0.33	$ 1.66	$ 1.35	$ 1.28
Diluted earnings per share	$ 0.41	$ 0.45	$ 0.41	$ 0.39	$ 0.30	$ 0.37	$ 0.35	$ 0.33	$ 1.66	$ 1.35	$ 1.28